Quarterly Holdings Report
for
Fidelity® Trend Fund
September 30, 2024
TRE-NPRT3-1124
1.808771.120
Common Stocks - 100.0%
	Shares	Value ($)
CANADA - 0.6%
Financials - 0.0%
Insurance - 0.0%
Brookfield Wealth Solutions Ltd Class A (United States) (a)	1,826	97,070
Information Technology - 0.6%
IT Services - 0.6%
Shopify Inc Class A (United States) (b)	255,400	20,467,756
TOTAL CANADA		20,564,826
FRANCE - 0.5%
Consumer Discretionary - 0.5%
Textiles, Apparel & Luxury Goods - 0.5%
Hermes International SCA	7,700	18,908,189
GERMANY - 0.8%
Information Technology - 0.8%
Software - 0.8%
SAP SE ADR	124,300	28,477,130
INDIA - 0.2%
Consumer Discretionary - 0.2%
Automobile Components - 0.2%
Tube Investments of India Ltd	134,600	6,966,041
Broadline Retail - 0.0%
Lenskart Solutions Pvt Ltd (b)(c)(d)	597,080	1,837,010
TOTAL INDIA		8,803,051
ITALY - 0.9%
Consumer Discretionary - 0.9%
Textiles, Apparel & Luxury Goods - 0.9%
Brunello Cucinelli SpA	148,300	15,971,504
Prada Spa	2,276,900	17,573,532

TOTAL ITALY		33,545,036
JAPAN - 0.3%
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Renesas Electronics Corp	882,600	12,808,881
NETHERLANDS - 0.7%
Information Technology - 0.7%
Semiconductors & Semiconductor Equipment - 0.7%
ASML Holding NV depository receipt	29,702	24,749,192
SWITZERLAND - 0.2%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Cie Financiere Richemont SA Series A	48,180	7,651,190
TAIWAN - 0.5%
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
Taiwan Semiconductor Manufacturing Co Ltd ADR	96,600	16,776,522
UNITED STATES - 95.3%
Communication Services - 9.7%
Entertainment - 1.0%
Netflix Inc (b)	26,700	18,937,509
Spotify Technology SA (b)	51,200	18,868,736
		37,806,245
Interactive Media & Services - 8.3%
Alphabet Inc Class A	693,540	115,023,609
Meta Platforms Inc Class A	302,400	173,105,856
Pinterest Inc Class A (b)	482,800	15,628,236
		303,757,701
Media - 0.4%
Trade Desk Inc (The) Class A (b)	120,270	13,187,606
Consumer Discretionary - 14.5%
Automobile Components - 1.2%
Modine Manufacturing Co (b)	338,000	44,883,020
Automobiles - 1.0%
Tesla Inc (b)	143,900	37,648,557
Broadline Retail - 7.0%
Amazon.com Inc (b)	1,379,300	257,004,969
Hotels, Restaurants & Leisure - 1.3%
Cava Group Inc (b)	112,900	13,982,665
Chipotle Mexican Grill Inc (b)	561,400	32,347,868
		46,330,533
Household Durables - 3.0%
Meritage Homes Corp	121,000	24,813,470
SharkNinja Inc (b)	182,600	19,850,446
Toll Brothers Inc	119,800	18,507,902
TopBuild Corp (b)	119,000	48,410,390
		111,582,208
Specialty Retail - 1.0%
Carvana Co Class A (b)	24,700	4,300,517
RH (b)	96,000	32,105,280
		36,405,797
Textiles, Apparel & Luxury Goods - 0.0%
NIKE Inc Class B	400	35,360
TOTAL CONSUMER DISCRETIONARY		533,890,444

Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.0%
Costco Wholesale Corp	47	41,665
Personal Care Products - 0.2%
elf Beauty Inc (b)	50,900	5,549,627
TOTAL CONSUMER STAPLES		5,591,292

Financials - 4.0%
Capital Markets - 2.3%
Ares Management Corp Class A	161,200	25,121,408
Coinbase Global Inc Class A (b)	33,600	5,986,512
Galaxy Digital Holdings Ltd (a)(b)	1,623,545	20,839,766
Robinhood Markets Inc Class A (b)	1,327,900	31,099,418
		83,047,104
Financial Services - 1.7%
Apollo Global Management Inc	243,600	30,428,076
Flywire Corp (b)	2,089,100	34,240,349
		64,668,425
TOTAL FINANCIALS		147,715,529

Health Care - 3.3%
Health Care Equipment & Supplies - 0.6%
Boston Scientific Corp (b)	280,492	23,505,230
Health Care Technology - 0.0%
Veeva Systems Inc Class A (b)	7,000	1,469,090
Pharmaceuticals - 2.7%
Eli Lilly & Co	108,951	96,524,049
TOTAL HEALTH CARE		121,498,369

Industrials - 16.6%
Aerospace & Defense - 5.6%
Axon Enterprise Inc (b)	160,917	64,302,433
HEICO Corp Class A	180,088	36,694,731
Howmet Aerospace Inc	425,600	42,666,400
Loar Holdings Inc (a)	70,700	5,273,513
TransDigm Group Inc	38,577	55,054,394
		203,991,471
Building Products - 1.7%
AZEK Co Inc/The Class A (b)	311,000	14,554,800
Tecnoglass Inc (a)	375,600	25,788,696
Trane Technologies PLC	58,700	22,818,451
		63,161,947
Commercial Services & Supplies - 0.8%
Cintas Corp	136,112	28,022,739
Construction & Engineering - 4.9%
Comfort Systems USA Inc	128,200	50,042,870
Construction Partners Inc Class A (b)	532,900	37,196,420
EMCOR Group Inc	151,200	65,096,136
Quanta Services Inc	93,100	27,757,765
		180,093,191
Electrical Equipment - 0.6%
Vertiv Holdings Co Class A	236,300	23,509,487
Ground Transportation - 0.8%
XPO Inc (b)	266,600	28,662,166
Machinery - 0.5%
Symbotic Inc Class A (a)(b)	728,500	17,768,115
Professional Services - 0.4%
KBR Inc	244,000	15,891,720
Trading Companies & Distributors - 1.3%
Core & Main Inc Class A (b)	364,100	16,166,040
FTAI Aviation Ltd	244,600	32,507,340
		48,673,380
TOTAL INDUSTRIALS		609,774,216

Information Technology - 44.3%
Electronic Equipment, Instruments & Components - 1.7%
Coherent Corp (b)	704,000	62,592,640
Semiconductors & Semiconductor Equipment - 17.8%
Advanced Micro Devices Inc (b)	134,400	22,052,352
Broadcom Inc	374,100	64,532,250
Lam Research Corp	27,117	22,129,641
Marvell Technology Inc	423,179	30,519,669
Micron Technology Inc	443,000	45,943,530
Monolithic Power Systems Inc	61,800	57,134,100
NVIDIA Corp	3,371,160	409,393,671
		651,705,213
Software - 12.7%
Adobe Inc (b)	48,934	25,337,047
AppLovin Corp Class A (b)	144,600	18,877,530
Cadence Design Systems Inc (b)	124,569	33,761,936
Datadog Inc Class A (b)	37,600	4,326,256
Fair Isaac Corp (b)	41,859	81,353,804
Microsoft Corp	656,900	282,664,070
Onestream Inc Class A	4,600	155,939
Palantir Technologies Inc Class A (b)	447,000	16,628,400
		463,104,982
Technology Hardware, Storage & Peripherals - 12.1%
Apple Inc	1,897,276	442,065,308
Pure Storage Inc Class A (b)	80,374	4,037,990
		446,103,298
TOTAL INFORMATION TECHNOLOGY		1,623,506,133

Materials - 1.4%
Construction Materials - 0.9%
Vulcan Materials Co	129,700	32,480,771
Metals & Mining - 0.5%
ATI Inc (b)	267,500	17,898,425
TOTAL MATERIALS		50,379,196

Real Estate - 0.8%
Real Estate Management & Development - 0.7%
CoStar Group Inc (b)	271,470	20,479,697
DigitalBridge Group Inc Class A	336,500	4,754,745
		25,234,442
Specialized REITs - 0.1%
Iron Mountain Inc	45,400	5,394,882
TOTAL REAL ESTATE		30,629,324

Utilities - 0.5%
Independent Power and Renewable Electricity Producers - 0.5%
Vistra Corp	159,900	18,954,546
TOTAL UNITED STATES		3,496,690,601
TOTAL COMMON STOCKS (Cost $1,889,162,563)		3,668,974,618

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
INDIA - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Meesho (c)(d)	1,765	98,681
Meesho (c)(d)	10,597	592,479
Meesho Series F (b)(c)(d)	1,638	93,169

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $784,000)		784,329

Money Market Funds - 1.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.89	715,735	715,879
Fidelity Securities Lending Cash Central Fund (e)(f)	4.89	52,353,525	52,358,760
TOTAL MONEY MARKET FUNDS (Cost $53,074,639)			53,074,639

TOTAL INVESTMENT IN SECURITIES - 101.4% (Cost $1,943,021,202)	3,722,833,586
NET OTHER ASSETS (LIABILITIES) - (1.4)%	(49,607,585)
NET ASSETS - 100.0%	3,673,226,001

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,621,339 or 0.0% of net assets.

(d)	Level 3 security
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Lenskart Solutions Pvt Ltd	4/30/24	1,645,440

Meesho	7/15/24	98,840

Meesho	7/15/24	593,432

Meesho Series F	7/15/24	91,728

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	-	445,134,333	444,418,117	454,570	(337)	-	715,879	0.0%
Fidelity Securities Lending Cash Central Fund	31,525,112	288,360,025	267,526,377	388,749	-	-	52,358,760	0.2%
Total	31,525,112	733,494,358	711,944,494	843,319	(337)	-	53,074,639

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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